Leases (Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 315	$ 314
Operating cash flows from finance leases
Financing cash flows from finance leases		1
Right-of-use assets obtained in exchange for operating lease liabilities		563
Assets obtained in exchange for finance lease liabilities